Schedule of Investments (unaudited)	iShares® International Select Dividend ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 14.7%
APA Group	3,216,588	$22,570,750
AusNet Services Ltd.	3,591,184	4,802,776
Fortescue Metals Group Ltd.	6,952,111	127,033,161
JB Hi-Fi Ltd.	1,303,049	46,015,397
Magellan Financial Group Ltd.	1,821,299	65,710,861
Perpetual Ltd.	664,921	18,376,866
Rio Tinto PLC	4,157,359	353,127,752
Suncorp Group Ltd.	1,283,152	10,897,629
		648,535,192
Austria — 0.5%
Oesterreichische Post AG(a)	385,640	20,357,203

Belgium — 2.1%
Ageas SA/NV	1,051,765	55,539,163
Proximus SADP	1,876,238	38,557,200
		94,096,363
Canada — 10.3%
Bank of Montreal	693,294	68,645,886
Bank of Nova Scotia (The)	800,790	49,981,979
Canadian Imperial Bank of Commerce	830,849	96,610,504
Canadian Utilities Ltd., Class A, NVS	1,436,521	42,084,677
Emera Inc.	1,337,026	62,360,967
Great-West Lifeco Inc.	921,150	27,717,194
IGM Financial Inc.	921,265	32,513,064
Labrador Iron Ore Royalty Corp.	749,851	29,817,336
Manulife Financial Corp.	694,346	13,423,874
Power Corp. of Canada	955,235	30,488,504
		453,643,985
China — 0.5%
BOC Aviation Ltd.(b)	2,572,500	18,914,728
Gemdale Properties & Investment Corp. Ltd.	13,014,000	1,406,404
		20,321,132
Finland — 3.1%
Fortum OYJ	1,575,206	43,397,349
Sampo OYJ, Class A	914,686	44,022,551
UPM-Kymmene OYJ	1,179,645	48,206,641
		135,626,541
France — 5.0%
APERAM SA	609,165	38,177,049
Bouygues SA	1,135,523	43,764,689
Gaztransport Et Technigaz SA	287,292	23,037,319
Nexity SA	583,668	29,401,773
Orange SA	1,614,008	17,962,509
TotalEnergies SE	1,526,297	66,556,790
		218,900,129
Hong Kong — 10.2%
BOC Hong Kong Holdings Ltd.	6,774,000	21,753,221
CK Hutchison Holdings Ltd.	9,663,000	70,600,784
CK Infrastructure Holdings Ltd.	7,702,500	46,499,087
Hang Seng Bank Ltd.	4,869,700	93,261,814
Henderson Land Development Co. Ltd.	10,845,000	48,454,353
Hysan Development Co. Ltd.	7,632,000	30,052,077
Kerry Properties Ltd.	7,950,500	23,479,559
New World Development Co. Ltd.	10,253,750	48,610,566
PCCW Ltd.	14,433,000	7,560,430
Swire Pacific Ltd., Class A	6,398,500	39,746,395
Security	Shares	Value

Hong Kong (continued)
VTech Holdings Ltd.	2,055,400	$20,383,003
		450,401,289
Italy — 7.0%
A2A SpA	8,735,928	18,534,570
Anima Holding SpA(b)	3,072,281	15,134,233
Azimut Holding SpA	1,357,541	34,921,609
Enel SpA	6,903,845	63,622,572
Eni SpA	5,707,604	67,495,910
Italgas SpA	6,132,132	41,506,557
Snam SpA	8,962,926	54,215,201
UnipolSai Assicurazioni SpA	5,581,165	15,494,985
		310,925,637
Japan — 4.2%
Haseko Corp.	2,320,900	31,407,080
Idemitsu Kosan Co. Ltd.	2,061,000	48,515,648
MS&AD Insurance Group Holdings Inc.	1,533,100	47,389,728
Sojitz Corp.	1,596,900	4,885,373
Sumitomo Mitsui Financial Group Inc.	1,554,600	52,404,099
		184,601,928
Netherlands — 3.0%
Flow Traders(b)	452,713	18,409,407
NN Group NV	1,056,752	52,537,864
Royal Dutch Shell PLC, Class A	2,192,217	44,065,654
SBM Offshore NV	1,356,039	19,684,691
		134,697,616
New Zealand — 1.5%
Spark New Zealand Ltd.	20,659,640	68,192,668

Portugal — 0.9%
EDP - Energias de Portugal SA	7,745,350	40,174,894

South Korea — 6.9%
BNK Financial Group Inc.	1,897,209	12,770,693
DB Insurance Co. Ltd.	601,710	29,895,912
DGB Financial Group Inc.	1,899,221	15,575,742
Hana Financial Group Inc.	1,717,289	64,790,934
Industrial Bank of Korea	2,013,970	18,019,512
KB Financial Group Inc.	1,278,741	56,796,403
Meritz Securities Co. Ltd.	2,915,141	12,458,263
Samsung Securities Co. Ltd.	783,552	30,187,325
Shinhan Financial Group Co. Ltd.	1,575,740	53,406,810
Woori Financial Group Inc.	1,310,546	12,356,380
		306,257,974
Spain — 8.9%
ACS Actividades de Construccion y Servicios SA	3,292,951	86,615,467
Cia. de Distribucion Integral Logista Holdings SA	930,095	20,049,094
Enagas SA	2,488,715	57,159,592
Mapfre SA	4,366,333	8,995,218
Naturgy Energy Group SA	4,293,309	110,810,375
Red Electrica Corp. SA	4,109,181	81,397,756
Telefonica SA	6,263,085	28,652,648
		393,680,150
Sweden — 1.4%
Telia Co. AB	14,377,876	63,065,781

Switzerland — 4.4%
Swiss Prime Site AG, Registered	163,257	17,384,074
Swiss Re AG	167,856	15,217,910
Swisscom AG, Registered	183,018	109,994,130

Schedule of Investments (unaudited) (continued)	iShares® International Select Dividend ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Zurich Insurance Group AG	133,066	$53,648,847
		196,244,961
United Kingdom — 14.0%
Abrdn PLC	2,241,589	8,842,920
BP PLC	3,400,086	13,648,030
British American Tobacco PLC	5,655,101	210,326,730
Centamin PLC	5,583,697	8,310,692
Drax Group PLC	3,121,773	17,487,247
GlaxoSmithKline PLC	4,406,154	86,994,361
IG Group Holdings PLC	2,392,746	29,642,869
Legal & General Group PLC	2,745,313	9,944,807
National Grid PLC	4,094,411	52,351,616
Phoenix Group Holdings PLC	2,867,360	27,021,523
SSE PLC	4,147,202	83,149,260
Tesco PLC	3,852,423	12,471,843
United Utilities Group PLC	3,373,400	50,228,199
Vodafone Group PLC	4,154,929	6,680,925
		617,101,022
Total Common Stocks — 98.6%
(Cost: $3,817,457,445)		4,356,824,465

Preferred Stocks

Germany — 0.4%
Schaeffler AG, Preference Shares, NVS.	2,051,161	17,860,938

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	8,887,390	4,143,551

Total Preferred Stocks — 0.5%
(Cost: $22,075,343)		22,004,489
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	1,128,938	$1,129,502
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,730,000	1,730,000
		2,859,502
Total Short-Term Investments — 0.1%
(Cost: $2,859,505)		2,859,502

Total Investments in Securities — 99.2%
(Cost: $3,842,392,293)		4,381,688,456

Other Assets, Less Liabilities — 0.8%		36,017,224

Net Assets — 100.0%		$4,417,705,680

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,128,200	(a)	$—		$1,305	$(3)	$1,129,502	1,128,938	$43,220	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,930,000	—		(1,200,000	)(a)	—	—	1,730,000	1,730,000	47		—
						$1,305	$(3)	$2,859,502		$43,267		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® International Select Dividend ETF
July 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	64	09/16/21	$8,590	$90,724
Euro STOXX 50 Index	155	09/17/21	7,521	4,022
FTSE 100 Index	216	09/17/21	20,901	(216,978)
				$(122,232)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$539,949,919	$3,816,874,546	$—	$4,356,824,465
Preferred Stocks	—	22,004,489	—	22,004,489
Money Market Funds	2,859,502	—	—	2,859,502
	$542,809,421	$3,838,879,035	$—	$4,381,688,456
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$94,746	$—	$94,746
Liabilities
Futures Contracts	—	(216,978)	—	(216,978)
	$—	$(122,232)	$—	$(122,232)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

 3